Form N-1A Supplement	Jun. 22, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

NYLI U.S. Large Cap R&D Leaders ETF
NYLI Global Equity R&D Leaders ETF
(the “Fund”)

Supplement dated June 22, 2026 (“Supplement”) to each Fund’s Prospectus and Summary Prospectus, as supplemented

Important Notice Regarding Change in Investment Policy

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

The Board of Trustees of the New York Life Investments ETF Trust approved changes to the non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 for each of the following Funds, which is expected to go into effect on August 28, 2026: